Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Provision for income taxes	$ 0
Effective income tax rate	0.00%	0.00%
Uncertain tax positions	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	56,674
Tax credit carryforward	56,909
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	54,976
Tax credit carryforward	$ 55,204